Summary of Derivatives Additional Information Including Notional Amounts (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 1,335,811	¥ 1,415,132
Fair value	11,654	(3,737)
Currency option contracts purchased
Derivative [Line Items]
Notional amount	9,920	14,988
Fair value	202	137
Currency option contracts written
Derivative [Line Items]
Notional amount	568	1,683
Fair value	(3)	(6)
Currency swap agreements
Derivative [Line Items]
Notional amount	754,056	515,300
Fair value	(3,872)	221
Other currency contracts
Derivative [Line Items]
Notional amount	83,980	67,043
Fair value	305	319
Interest rate swap agreements
Derivative [Line Items]
Notional amount	402,049	413,572
Fair value	(25,591)	¥ (15,596)
Equity future contracts
Derivative [Line Items]
Notional amount	21,903
Fair value	¥ (612)